Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans, including fees	$ 268,588	$ 292,514	$ 314,202
Investment securities:
Taxable	94,885	113,650	135,106
Tax-exempt	11,663	10,091	7,240
Other interest income	503	1,869	2,221
Total interest income	375,639	418,124	458,769
Interest expense:
Savings and interest bearing demand deposits	5,288	7,783	9,383
Time deposits	23,973	31,556	46,967
Securities sold under repurchase agreements	37,645	42,263	44,216
Other borrowings	998	1,623	1,269
Junior subordinated deferrable interest debentures	6,595	11,073	12,201
Total interest expense	74,499	94,298	114,036
Net interest income	301,140	323,826	344,733
Provision for probable loan losses	27,959	17,318	22,812
Net interest income after provision for probable loan losses	273,181	306,508	321,921
Non-interest income:
Service charges on deposit accounts	93,128	97,968	99,644
Other service charges, commissions and fees
Banking	38,523	50,686	47,930
Non-banking	6,998	7,304	8,439
Investment securities transactions, net	38,446	17,285	33,209
Other investments, net	13,339	16,041	17,696
Other income	10,157	12,209	11,866
Total non-interest income	200,591	201,493	218,784
Non-interest expense:
Employee compensation and benefits	118,041	126,004	127,469
Occupancy	34,608	38,722	36,631
Depreciation of bank premises and equipment	26,756	34,935	35,395
Professional fees	14,369	12,998	15,625
Deposit insurance assessments	7,709	9,047	10,253
Net expense, other real estate owned	8,929	14,817	6,055
Amortization of identified intangible assets	4,651	5,293	5,284
Advertising	7,017	5,807	7,716
Early termination fee - securities sold under repurchase agreements	31,550
Litigation expense			21,837
Impairment charges (Total other-than-temporary impairment charges, $(916) less gain of $(123), $(1,003) less loss of $26, and $(19,070) less loss of $10,654, included in other comprehensive income)	1,039	977	8,416
Other	60,703	68,174	65,044
Total non-interest expense	315,372	316,774	339,725
Income before income taxes	158,400	191,227	200,980
Provision for income taxes	50,565	64,078	70,957
Net income	107,835	127,149	130,023
Preferred stock dividends and discount accretion	14,362	13,280	13,126
Net income available to common shareholders	$ 93,473	$ 113,869	$ 116,897
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	67,236,681	67,506,554	67,921,353
Net income (in dollars per share)	$ 1.39	$ 1.69	$ 1.72
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	67,313,963	67,569,468	68,004,441
Net income (in dollars per share)	$ 1.39	$ 1.69	$ 1.72